Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Going Concern

3.	GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going-concern basis. The going-concern basis assumes that assets are realized and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon the liquidation of current assets. For the six months ended June 30, 2017 and 2016, the Company reported net losses of $348,936 and $385,603, respectively. The Company had working capital deficit of approximately $6.0 million and $5.9 million as of June 30, 2017 and December 31, 2016. In addition, the Company had net cash outflows of $1,174,708 and $1,486,390 from its operating activities during the six months ended June 30, 2017 and 2016. These conditions still raise a substantial doubt as to whether the Company may continue as a going concern.

In an effort to improve its financial position, the Company is working to obtain new working capital through a reverse merger with a publicly listed entity and shortly thereafter the sales of equity or debt securities by the listed entity to investors for cash to fund operations and further expansion.

3.	GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going-concern basis. The going-concern basis assumes that assets are realized and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon the liquidation of current assets. For the years ended December 31, 2016 and 2015, the Company reported net loss of $1,197,482 and $349,234, respectively. The Company had working capital deficit of approximately $5,935,892 and $2,448,576 as of December 31, 2016 and 2015. These conditions raise substantial doubt as to whether the Company may continue as a going concern.

In an effort to improve its financial position, the Company is working to obtain new working capital through a reverse merger with a publicly listed entity and shortly thereafter the sales of equity or debt securities by the listed entity to investors for cash to fund operations and further expansion.